Consolidated Statements of Operations		6 Months Ended		12 Months Ended
		Jun. 30, 2024 HKD ($) $ / shares shares		Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 HKD ($) $ / shares shares	Dec. 31, 2023 HKD ($) $ / shares shares
Income Statement [Abstract]
Revenue		$ 24,819,541		$ 10,711,396	$ 83,548,892	$ 44,125,628
Cost of revenue		17,810,701		9,071,000	70,753,797	30,858,789
Gross profit		7,008,840		1,640,396	12,795,095	13,266,839
Operating expenses:
General and administrative		2,771,930		2,645,093	20,631,720	6,039,582
Selling and marketing		103,097		87,428	681,941	165,145
Total operating expenses		2,875,027		2,732,521	21,313,661	6,204,727
Income (loss) from operations		4,133,813		(1,092,125)	(8,518,566)	7,062,112
Other (expense) income:
Government subsidies						145,610
Interest income		13,410		2,679	20,897	3,042
Interest expense		(135,887)		(37,774)	(294,634)	(195,143)
Other miscellaneous income		31,025		133,589	1,041,992
Total other (expense) income		(91,452)		98,494	768,255	(46,491)
Income (loss) before provision for income taxes		4,042,361		(993,631)	(7,750,311)	7,015,621
Income tax expense		(393,240)		(23,866)	(186,151)	(754,979)
Net income (loss)		3,649,121		(1,017,497)	(7,936,462)	6,260,642
Less: net loss attributable to non-controlling interests				363	2,835
Net income (loss) attributable to equity holders of the Company		$ 3,649,121		$ (1,017,134)	$ (7,933,627)	$ 6,260,642
Basic earnings (loss) per ordinary share | (per share)		$ 8.16	[1]	$ (1.61)	$ (12.55)	$ 14.34	[1]
Diluted earnings (loss) per ordinary share | (per share)		$ 8.16	[1]	$ (1.61)	$ (12.55)	$ 14.34	[1]
Weighted average number of ordinary shares outstanding - basic	[1]	447,289		632,187	632,187	436,667
Weighted average number of ordinary shares outstanding - diluted	[1]	447,289		632,187	632,187	436,667

[1]	Gives retroactive effect to reflect the reorganization in August 2024 and the share consolidation in October 2025.